Cash and bank balances - Summary of Reconciliation of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Total cash and cash equivalents	€ 91,897	€ 88,672
Bank overdrafts	(148)	(14)
Net cash and cash equivalents per cash flow statement	€ 91,749	€ 88,658